Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase was as follows.

	2014	2013
Outstanding balance at year end	$21,613	$20,053
Average balance during the year	19,759	20,749
Average interest rate during the year	0.10%	0.10%
Maximum month-end balance during the year	$33,764	$24,257
Weighted average interest rate at year end	0.10%	0.10%